INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES
INCOME TAXES

12.       INCOME TAXES

Cayman Islands

The Company is a tax-exempted company incorporated in the Cayman Islands and is not subject to tax on income or capital gains.

Hong Kong

Light In The Box, Lanting International Holding Limited (“Lanting International”), LightInTheBox International Logistic Co., Ltd.(“LightInTheBox Logistic”), Light Square Limited(“Light Square”) are located in Hong Kong and subject to Hong Kong profits tax at 16.5% with respect to the profit generated from Hong Kong.

PRC

Except Lanting Huitong and Lanting Gaochuang, other entities of the Group domiciled in the PRC are subject to 25% statutory income tax rates in accordance with the Enterprise Income Tax Law (“EIT Law”) in the periods presented. Lanting Huitong qualified as a “technology-advanced service enterprise” and therefore enjoyed a reduced tax rate of 15% for the subsequent years. Lanting Gaochuang qualified as a “software enterprise” in 2012 and therefore is entitled to a two-year income tax exemption starting from 2013, its first profit making year, followed by a reduced tax rate of 12.5% for the subsequent three years.

Netherland

LITB Netherlands B.V is located in Netherland and subject to Netherland profits tax at 25% with respect to the profit generated from Netherland.

For the years ended December 31, 2015, 2016 and 2017, income tax expense included in the consolidated statements of operations were attributable to the Group’s PRC subsidiary and VIEs and comprised current tax expense $49, $54 and $81, respectively. There was no material deferred tax expense for the years ended December 31, 2015, 2016 and 2017.

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2016	2017

Deferred tax assets:
Accrued payroll	$2,730	$—
Accrued expenses	88	—
Accrued inventory provision	382	925
Net operating loss carry forwards	16,618	20,061

Less: Valuation allowance	(19,818)	(20,986)

Deferred tax asset, net	$—	$—

The Group had no deferred tax liabilities as of December 31, 2015, 2016 and 2017.

The Group operates through its subsidiaries and VIEs and the valuation allowance is considered on each individual subsidiary and VIE basis. The net operating loss carry forwards of the subsidiaries and VIEs registered in the PRC will expire on various dates through 2020. The Group has recognized a full valuation allowance against deferred tax assets as the Group believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future.

Movement of valuation allowance

	As of December 31,
	2016	2017

Balance at beginning of the period	$19,320	$19,818
Additions	498	1,168

Balance at end of the period	$19,818	$20,986

Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	Years ended December 31,
	2015	2016	2017

Loss before provision of income tax	$(39,324)	$(8,686)	$(9,675)
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(9,831)	(2,172)	(2,419)
Non-deductible expenses	8	20	42
Effect of income tax holiday and preferential tax rates	(25)	(11)	(67)
Utilisation of tax loss previously not recognized	(298)	(124)	(99)
Effect of income tax rate differences in jurisdictions other than the PRC	4,582	1,843	1,456
Changes in valuation allowances	5,613	498	1,168

Income tax expense	$49	$54	$81

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2015, 2016 and 2017. The Group did not incur any interest related to unrecognized tax benefits, did not recognized any penalties as income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2017.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the new EIT law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the “SAT”) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a Chinese-controlled offshore-incorporated enterprise is located in China. Circular 82, though technically only applies to China-controlled overseas registered enterprises, has made detailed explanations and clarification with respect to “substantial and overall management and control” over production and business operations, personnel, accounting and properties which provides a general guidance for the determination of PRC tax resident. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. As of December 31, 2016 and December 31, 2017, the Company’s subsidiaries located in the PRC recorded aggregate accumulated deficits. Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes. In the future, aggregate undistributed earnings of the Company’s subsidiaries located in the PRC, if any, that are taxable upon distribution to the Company, will be considered to be indefinitely reinvested, because the Group does not have any plan to pay cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business.

In accordance with relevant the PRC tax administration laws, tax years from 2012 to 2016 of the Group’s PRC entities remain subject to tax audits as of December 31, 2017, at the tax authority’s discretion.